Borrowings - Summary of Non-current and Current Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1,	€ 628,938	€ 664,751	€ 620,292
Repayments	(76,687)	(160,210)	(221,029)
Proceeds		123,570	265,352
Other	397	827	136
At December 31,	552,648	628,938	664,751
Non-current	306,178	471,646	558,722
Current	246,470	157,292	106,029
Committed Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1,	578,213	613,415	619,308
Repayments	(26,528)	(56,029)	(221,029)
Proceeds		20,000	215,000
Other	397	827	136
At December 31,	552,082	578,213	613,415
Non-current	305,883	470,934	557,386
Current	246,199	107,279	56,029
Other Financial Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1,	50,725	51,336	984
Repayments	(50,159)	(104,181)
Proceeds		103,570	50,352
Other	0
At December 31,	566	50,725	51,336
Non-current	295	712	1,336
Current	€ 271	€ 50,013	€ 50,000